COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
Schedule of aggregate minimum annual lease commitments under non-cancellable operating lease

Aggregate minimum annual lease commitments of the Company under its non-cancellable operating lease as of December 31, 2014 are as follows:

Year Ending December 31,
2015	$106
2016	111
2017	116

Total minimum lease payments	$333